Advances for Other Fixed Assets under Construction	12 Months Ended
Dec. 31, 2011
Advances For Other Fixed Assets Under Construction (Abstract)
Advances For Other Fixed Assets under Construction
9.	Advances for Other Fixed Assets under Construction:

Fujairah in-land storage facility: In July 2010, the Company assumed a 25-year terminal lease agreement from a related party, which will be automatically renewed for an additional 25 years, with the Municipality of Fujairah, and to build an in-land storage facility in the United Arab Emirates with total estimated costs of $105,000. The Company is expected to complete the construction of the new facility until the end of year 2013 and the payment of the contractual amounts will be made with the progress of the construction.  As of December 31, 2011, the Company has paid advances for construction of the in-land storage facility amounting to $40,746. The contractual obligations arising from signed contracts relating to this project after December 31, 2011 are $34,709 for 2012 and $26,485 for 2013.